Derivative financial instruments - Impact of hedge accounting on balance sheet and reserves (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Derivative financial instruments
FVHA included in carrying amounts relating to hedged items that have ceased to be adjusted for hedging gains and losses	$ 0	$ 0
Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(102,039)	(100,176)
FVHA included in carrying amount, hedged liabilities	3,749	9,801
Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	65,585	40,402
FVHA included in carrying amount, hedged assets	(165)	(3,257)
Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	16,638	21,223
FVHA included in carrying amount, hedged assets	77	(301)
Parent Entity | Fair value hedges | Debt issues and loan capital
Derivative financial instruments
Carrying amount of hedged liabilities	(87,495)	(86,575)
FVHA included in carrying amount, hedged liabilities	3,532	8,866
Parent Entity | Fair value hedges | Investment securities
Derivative financial instruments
Carrying amount of hedged assets	61,775	37,995
FVHA included in carrying amount, hedged assets	(294)	(3,170)
Parent Entity | Fair value hedges | Loans
Derivative financial instruments
Carrying amount of hedged assets	2,019	2,510
FVHA included in carrying amount, hedged assets	$ (22)	$ (122)